CrossingBridge Low Duration High Yield Fund
Schedule of Investments
December 31, 2022 (Unaudited)
	Face Amount†/
	Number of Shares	Value
Asset Backed Securities - 2.56%
Finance and Insurance - 0.43%
HTS Fund I LLC
2021-1, 1.410%, 08/25/2036 (a)	1,000,000	985,049
MMAF Equipment Finance LLC
2022-B, 5.570%, 09/09/2025 (a)	941,000	942,370
		1,927,419
Transportation and Warehousing - 2.13%
Hawaiian Airlines 2013-1 Class A Pass Through Certificates
2013-1, 3.900%, 01/15/2026	11,089,710	9,600,395
Total Asset Backed Securities (Cost $11,938,800)		11,527,814

Bank Loans - 10.96%
Accommodation and Food Services - 0.57%
Fogo De Chao, Inc.
8.321% (1 Month LIBOR + 4.250%), 04/05/2025 (b)	2,708,426	2,567,506
Administrative and Support and Waste Management and Remediation Services - 1.05%
Monitronics International, Inc.
11.915% (Base Rate + 7.500%), 03/29/2024 (b)	6,981,327	4,698,433
Construction - 0.25%
Lealand Finance (McDermott)
7.071% (1 Month Base Rate + 3.000%), 06/30/2024 (b)	1,750,984	1,138,139
Finance and Insurance - 0.53%
MoneyGram International, Inc.
8.571% (1 Month LIBOR + 4.500%), 07/21/2026 (b)	2,389,188	2,388,065
Health Care and Social Assistance - 0.86%
WP CityMD
6.924% (3 Month LIBOR + 3.250%), 12/23/2028 (b)	3,868,256	3,865,084
Information - 2.50%
Cengage Learning, Inc.
7.814% (Base Rate + 4.750%), 07/14/2026 (b)	4,039,510	3,642,507
Univision Communications, Inc.
6.821% (1 Month LIBOR + 2.750%), 03/15/2024 (b)	7,619,000	7,620,600
		11,263,107
Manufacturing - 3.43%
Diebold Nixdorf, Inc.
6.625% (1 Month LIBOR + 2.750%), 07/15/2025 (b)	8,057,909	5,704,758
First Brands Group LLC
8.368% (6 Month SOFR + 5.000%), 03/24/2027 (b)	1,843,603	1,754,188
9.124% (6 Month LIBOR + 8.500%), 03/30/2027 (b)	3,418,000	3,238,555
11.871% (6 Month LIBOR + 8.500%), 03/24/2028 (b)	2,048,000	1,856,860
K&N Parent, Inc.
10.504% (3 Month LIBOR + 4.750%), 10/20/2023 (b)	4,366,418	2,183,209
K&N Parent, Inc. Superpriority
11.984% (3 Month SOFR + 8.000%), 01/07/2023 (b)	704,218	676,049
		15,413,619
Mining, Quarrying, and Oil and Gas Extraction - 0.98%
Quarternorth Energy Holding, Inc.
12.071% (1 Month LIBOR + 8.000%), 08/27/2026 (b)	4,419,985	4,409,864
Professional, Scientific, and Technical Services - 0.79%
Getty Images, Inc.
8.625% (3 Month LIBOR + 4.500%), 02/19/2026 (b)	3,573,281	3,571,048
Total Bank Loans (Cost $53,759,264)		49,314,865

Commercial Paper - 7.39%
Information - 1.59%
Oracle Corp.
4.771%, 01/12/2023 (c)	7,183,000	7,171,182
Manufacturing - 3.09%
Dover Corp.
4.601%, 01/10/2023 (c)	7,183,000	7,172,926
Jabil, Inc.
5.337%, 01/13/2023 (c)	6,746,000	6,732,631
		13,905,557
Retail Trade - 2.71%
Walgreens Boots Alliance, Inc.
4.989%, 02/13/2023 (c)	12,276,000	12,201,654
Total Commercial Paper (Cost $33,284,015)		33,278,393

Common Stocks - 0.02%
Manufacturing - 0.02%
ProSomnus, Inc.	19,856	82,800
Total Common Stocks (Cost $0)		82,800

Convertible Bonds - 2.53%
Information - 2.53%
BuzzFeed, Inc.
8.500%, 12/03/2026 (a)	4,900,000	3,258,500
Leafly Holdings, Inc.
8.000%, 01/31/2025 (d)(e)	7,245,000	6,737,850
UpHealth, Inc.
6.250%, 06/15/2026 (a)	4,636,000	1,364,723
Total Convertible Bonds (Cost $16,666,557)		11,361,073

Corporate Bonds - 59.47%
Accommodation and Food Services - 0.29%
Nathan's Famous, Inc.
6.625%, 11/01/2025 (a)	1,321,000	1,293,913
Agriculture, Forestry, Fishing and Hunting - 0.35%
Cooks Venture, Inc.
2022-2, 5.500%, 01/15/2025 (a)	1,595,000	1,566,609
Construction - 0.78%
Five Point Operating Co LP / Five Point Capital Corp.
7.875%, 11/15/2025 (a)	1,560,000	1,313,834
Schletter International BV
7.462% (3 Month EURIBOR + 6.750%), 09/12/2025 (b)(f)(g)	1,990,000	2,180,167
		3,494,001
Educational Services - 0.33%
Hercules Achievement Inc / Varsity Brands Holding Co, Inc.
11.674% (3 Month LIBOR + 8.000%), 12/22/2024 (a)(b)	1,533,000	1,469,597
Finance and Insurance - 4.29%
HMH Holding BV
9.912%, 02/10/2025 (f)	4,001,000	4,061,015
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.750%, 09/15/2024	621,000	596,714
Nordic Capital II
7.910%, 06/30/2024 (f)(h)	10,200,000	1,049,276
StoneX Group, Inc.
8.625%, 06/15/2025 (a)	13,460,000	13,618,155
		19,325,160
Health Care and Social Assistance - 0.52%
ADDvise Group AB
9.566% (3 Month STIBOR + 7.250%), 05/21/2024 (b)(f)(i)	24,380,000	2,353,924
Information - 16.95%
American Greetings Corp.
8.750%, 04/15/2025 (a)	2,712,000	2,609,649
Azerion Holding BV
7.250%, 04/28/2024 (f)(g)	3,199,000	3,338,817
CCO Holdings LLC / CCO Holdings Capital Corp.
4.000%, 03/01/2023 (a)	5,405,000	5,384,741
Cengage Learning, Inc.
9.500%, 06/15/2024 (a)	7,508,000	7,171,904
Clear Channel International BV
6.625%, 08/01/2025 (a)(f)	10,961,000	10,476,350
Connect Finco SARL / Connect US Finco LLC
6.750%, 10/01/2026 (a)(f)	7,949,000	7,383,186
Go North Group AB
13.763% (3 Month STIBOR + 12.000%), 07/15/2025 (b)(f)(i)	51,250,000	4,911,427
Impala BondCo Plc
10.757% (3 Month STIBOR + 9.000%), 10/20/2024 (b)(f)(i)	11,250,000	1,006,148
INNOVATE Corp.
8.500%, 02/01/2026 (a)	7,309,000	5,258,032
Linkem S.p.A.
7.693% (3 Month EURIBOR + 6.500%), 02/09/2023 (a)(b)(f)(g)	10,533,000	11,246,821
N0r5ke Viking I AS
10.220% (3 Month NIBOR + 8.000%), 05/03/2024 (b)(f)(h)	11,900,000	1,213,146
Sprint LLC
7.875%, 09/15/2023	5,259,000	5,344,748
TEGNA, Inc.
4.750%, 03/15/2026 (a)	9,483,000	9,211,554
Tigo Energy, Inc.
5.500%, 01/15/2025 (a)	1,758,333	1,733,746
		76,290,269
Manufacturing - 14.26%
Blast Motion, Inc. (a)
5.500%, 02/15/2025	2,000,000	1,932,000
Chobani LLC / Chobani Finance Corp, Inc.
7.500%, 04/15/2025 (a)	6,547,000	6,385,485
Columbia Care, Inc.
9.500%, 02/03/2026 (f)	17,087,000	16,777,298
Fiven ASA
8.913% (3 Month EURIBOR + 6.850%), 06/21/2024 (b)(f)(g)	10,292,000	10,851,775
FXI Holdings, Inc.
12.250%, 11/15/2026 (a)	5,213,000	4,339,093
Georg Jensen A/S
7.762% (3 Month EURIBOR + 6.000%), 05/15/2023 (b)(f)(g)	100,000	106,242
Hillenbrand, Inc.
5.750%, 06/15/2025	3,542,000	3,530,878
InfraBuild Australia Pty Ltd.
12.000%, 10/01/2024 (a)(f)	9,350,000	9,083,618
Jaguar Land Rover Automotive Plc
5.625%, 02/01/2023 (a)(f)	1,106,000	1,099,111
LR Global Holding GmbH
9.204% (3 Month EURIBOR + 7.250%), 02/03/2025 (b)(f)(g)	3,959,000	3,559,833
ProSomnus, Inc.
9.000%, 11/30/2027 (d)(e)	7,387,240	6,533,600
		64,198,933
Mining, Quarrying, and Oil and Gas Extraction - 7.04%
Copper Mountain Mining Corp.
8.000%, 04/09/2026 (f)	12,643,961	11,822,104
Greenfire Resources, Inc.
12.000%, 08/15/2025 (a)(f)	2,810,000	3,007,501
Tacora Resources, Inc.
8.250%, 05/15/2026 (a)(f)	8,424,000	6,113,760
Transocean Phoenix 2 Ltd.
7.750%, 10/15/2024 (a)(f)	7,000,400	6,963,928
W&T Offshore, Inc.
9.750%, 11/01/2023 (a)	3,817,000	3,762,951
		31,670,244
Professional, Scientific, and Technical Services - 2.53%
Aker Horizons ASA
6.610% (3 Month NIBOR + 3.250%), 08/15/2025 (b)(f)(h)	5,000,000	481,678
Desenio Group AB
8.034% (3 Month STIBOR + 5.500%), 12/16/2024 (b)(f)(i)	1,250,000	62,890
Getty Images, Inc.
9.750%, 03/01/2027 (a)	7,949,000	7,858,731
Rebellion Operations AB
10.316% (3 Month STIBOR + 8.000%), 05/20/2025 (b)(f)(i)	32,500,000	2,970,093
		11,373,392
Real Estate and Rental and Leasing - 0.33%
REX - Real Estate Exchange, Inc.
6.000%, 03/15/2025 (a)	1,500,000	1,477,200
Retail Trade - 2.89%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC
3.500%, 02/15/2023 (a)	8,650,000	8,608,840
Anagram International Inc / Anagram Holdings LLC
15.000%, 08/15/2025 (a)	4,616,344	4,417,818
		13,026,658
Transportation and Warehousing - 2.57%
Golar LNG Ltd.
7.000%, 10/20/2025 (f)	5,503,000	5,475,485
Seaspan Corp.
6.500%, 02/05/2024 (f)	6,100,000	6,100,000
		11,575,485
Utilities - 3.77%
Talen Energy Supply LLC
7.250%, 05/15/2027 (a)	7,750,000	8,057,016
6.625%, 01/15/2028 (a)	915,000	937,006
7.625%, 06/01/2028 (a)	7,642,000	7,981,266
		16,975,288
Wholesale Trade - 2.57%
Martin Midstream Partners LP / Martin Midstream Finance Corp.
10.000%, 02/29/2024 (a)	10,755,311	10,804,516
11.500%, 02/28/2025 (a)	765,000	766,316
		11,570,832
Total Corporate Bonds (Cost $277,284,212)		267,661,505

Special Purpose Acquisition Companies - 8.74%
Agile Growth Corp. (f)(l)	128,420	1,295,758
Alpha Partners Technology Merger Corp. Founder Shares (d)(e)(l)	9,341	896
Authentic Equity Acquisition Corp. (f)(l)	12,435	125,780
AxonPrime Infrastructure Acquisition Corp. Founder Shares (d)(e)(l)	5,000	218
Berenson Acquisition Corp. Founder Shares (d)(e)(l)	19,099	697
Bullpen Parlay Acquisition Co. (f)(l)	44,011	450,673
Crescera Capital Acquisition Corp. (f)(l)	33,736	344,782
Elliott Opportunity II Corp. (f)(l)	81,770	824,242
Enterprise 4.0 Technology Acquisition Corp. (f)(l)	19,880	204,565
Fat Projects Acquisition Corp. (f)(l)	28,536	289,355
Financials Acquisition Corp. (f)(j)(l)	190,901	2,313,679
FutureTech II Acquisition Corp. (l)	20,556	212,343
Global Partner Acquisition Corp. II (f)(l)	139,288	1,408,202
Goal Acquisitions Corp. (l)	377,573	3,798,384
GP Bullhound Acquisition I SE (f)(k)(l)	108,609	1,156,788
Hambro Perks Acquisition Co. Ltd. (f)(j)(l)	217,802	2,659,462
Hiro Metaverse Acquisitions I SA (f)(j)(l)	135,163	1,638,146
Ibere Pharmaceuticals (f)(l)	126,627	1,277,666
Iconic Sports Acquisition Corp. (f)(l)	345,215	3,574,701
Innovative International Acquisition Corp. (f)(l)	204,013	2,101,334
Itiquira Acquisition Corp. (f)(l)	12,435	125,469
Mason Industrial Technology, Inc. (l)	206,515	2,064,117
Mercury Ecommerce Acquisition Corp. (l)	350,000	3,559,500
Peridot Acquisition Corp. II (f)(l)	102,230	1,033,034
Pivotal Investment Corp. III (l)	186,823	1,890,836
Pontem Corp. (f)(l)	165,045	1,668,605
Portage Fintech Acquisition Corp. (f)(l)	55,240	554,057
PowerUp Acquisition Corp. (f)(l)	25,212	260,062
Pyrophyte Acquisition Corp. (f)(l)	22,753	235,039
Revelstone Capital Acquisition Corp. Founder Shares (d)(e)(l)	10,125	2,046
ST Energy Transition I Ltd. (f)(l)	12,659	129,375
Tech and Energy Transition Corp. (l)	13,307	133,469
Tio Tech A (f)(l)	396,937	4,009,064
Total Special Purpose Acquisition Companies (Cost $38,977,045)		39,342,344

Warrants - 0.02%
Brigade-M3 European Acquisition Corp. (f)(l)
Expiration: 01/17/2027, Exercise Price: $11.50	110,310	38,608
Financials Acquisition Corp. (f)(j)(l)
Expiration: 04/04/2027, Exercise Price: $11.50	95,450	4,616
GP Bullhound Acquisition I SE (f)(k)(l)
Expiration: 03/11/2027, Exercise Price: $11.50	54,304	17,439
Hambro Perks Acquisition Corp. (f)(j)(l)
Expiration: 01/07/2026, Exercise Price: $11.50	108,901	10,533
Hiro Metaverse Acquisitions I SA (f)(j)(l)
Expiration: 12/21/2026, Exercise Price: $11.50	67,581	12,664
Leafly Holdings, Inc. (l)
Expiration: 11/07/2026, Exercise Price: $11.50	36,943	1,481
ProSomnus, Inc. (d)(e)(l)
Expiration: 04/20/2028, Exercise Price: $11.50	73,872	5,806
Total Warrants (Cost $87,839)		91,147

Money Market Funds - 6.69%
First American Government Obligations Fund - Class X, 4.105% (m)	6,801,815	6,801,815
First American Treasury Obligations Fund - Class X, 4.197% (m)	23,321,434	23,321,434
Total Money Market Funds (Cost $30,123,249)		30,123,249

Total Investments (Cost $462,120,981) - 98.38%		442,783,190
Other Assets in Excess of Liabilities - 1.62%		7,303,173
Total Net Assets - 100.00%		$450,086,363

Percentages are stated as a percent of net assets.

† Face amount in U.S. Dollar unless otherwise indicated.
(a) Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933. Aggregate value of these securities is $179,884,889 or 39.97% of Fund’s net assets.
(b) Variable rate security. The rate shown represents the rate at December 31, 2022.
(c) The rate shown is the effective yield.
(d) Illiquid security.
(e) Security valued using unobservable inputs.
(f) Foreign issued security.
(g) Principal amount denominated in Euros.
(h) Principal amount denominated in Norwegian Krone.
(i) Principal amount denominated in Swedish Krona.
(j) Holding denominated in British Pound.
(k) Holding denominated in Euros.
(l) Non-income producing security.
(m) Seven day yield as of December 31, 2022.

Definitions:
EURIBOR – Euro-Interbank Offer Rate is a reference rate expressing the average interest rate at which eurozone banks offer unsecured short-term lending on the interbank market.
LIBOR – London Interbank Offer Rate is a benchmark rate at which banks offer to lend funds to one another in the international interbank market for short-term loans.
NIBOR – Norwegian Interbank Offer Rate is a collective term for Norwegian money market rates at different maturities. It is intended to reflect the interest rate level a bank require for unsecured money market lending in Norwegian Krone to another bank.
SOFR – Secured Overnight Financing Rate is a benchmark interest rate for dollar-denominated derivatives and loans. SOFR is based on transactions in the Treasury repurchase market and is based on data from observable transactions rather than on estimated borrowing rates.
STIBOR – Stockholm Interbank Offer Rate is a reference rate that shows the average interest rate at which a number of active banks on the Swedish money market are willing to lend to one another, without collateral, at different maturities.

CrossingBridge Low Duration High Yield Fund
Schedule of Forward Currency Exchange Contracts
December 31, 2022 (Unaudited)

Settlement Date	Counterparty	Currency to be Delivered	USD Value at December 31, 2022	Currency to be Received	USD Value at December 31, 2022	Unrealized Appreciation / (Depreciation)
1/13/2023	U.S. Bank	30,280,000 EUR	$32,445,973	32,017,466 USD	$32,017,466	$(428,507)
1/13/2023	U.S. Bank	5,475,000 GBP	6,621,599	6,743,284 USD	6,743,284	121,685
1/13/2023	U.S. Bank	26,840,000 NOK	2,741,326	2,697,542 USD	2,697,542	(43,784)
1/13/2023	U.S. Bank	119,358,100 SEK	11,448,220	11,610,748 USD	11,610,748	162,528
			$53,257,118		$53,069,040	$(188,078)

EUR - Euro
GBP - British Pound
NOK - Norwegian Krone
SEK - Swedish Krona
USD - U.S. Dollars

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The CrossingBridge Funds (the
“Funds”) are comprised of the CrossingBridge Low Duration High Yield Fund, the CrossingBridge Responsible Credit Fund, the CrossingBridge Ultra-Short Duration
Fund (collectively, the “Mutual Funds”) and the CrossingBridge Pre-Merger SPAC ETF (the “ETF”), each representing a distinct diversified series with its own investment objective and policies within the Trust. The investment objective of the CrossingBridge Low Duration High Yield Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Responsible Credit Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Ultra-Short Duration Fund is to offer a higher yield than cash instruments while maintaining a low duration. The CrossingBridge Low Duration High Yield Fund commenced investment operations on
February 1, 2018. The Fund has registered both an Investor Class and Institutional Class of shares. During the fiscal quarter ended December 31, 2022, only the
Institutional Class was operational. Both the CrossingBridge Responsible Credit Fund and CrossingBridge Ultra-Short Duration Fund commenced investment operations on June 30, 2021. Both Funds registered only an Institutional Class of shares. The investment objective of the CrossingBridge Pre-Merger SPAC ETF is to provide total returns consistent with the preservation of capital. The ETF commenced investment operations on September 20, 2021. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by CrossingBridge Advisors, LLC (“the Adviser”), the Funds’
investment adviser. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification Topic 946 “Financial Services – Investment Companies.”

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange, including Special Purpose Acquisition Companies ("SPACs"), is valued at its last sale price on that exchange on the date as of which assets are valued. Bank loans are valued at prices supplied by an approved independent pricing service (“Pricing Service”), if available, and otherwise will be valued at the most recent bid quotations or evaluated prices, as applicable, based on quotations or prices obtained from one or more broker-dealers known to follow the issue.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved Pricing Service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Forward currency contracts are valued at the mean between the bid and asked prices by an approved Pricing Service.

Debt securities, including corporate bonds, bank loans, commercial paper, and short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a
Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using constant yield method over the life of the security.

Money market funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

SPAC Founders Shares, received as part of the initial public offering process, will be valued initially in line with the publicly traded warrants, which typically have no value prior to the warrants being separated from the SPAC common shares. Upon a de-SPAC transaction, the valuation of the Founders Shares may be updated to reflect more current circumstances and inputs, including the value of the publicly traded warrants or the value of the publicly traded common shares, and may include a discount to reflect any restrictions associated with the Founders Shares.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the
Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value.
The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Adviser.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds investments carried at fair value as of December 31, 2022:

CrossingBridge Low Duration High Yield Fund	Level 1	Level 2	Level 3	Total
Assets(1):
Asset Backed Securities	$-	$11,527,814	$-	$11,527,814
Bank Loans	-	49,314,865	-	49,314,865
Commercial Paper	-	33,278,393	-	33,278,393
Common Stocks	82,800	-	-	82,800
Convertible Bonds	-	4,623,223	6,737,850	11,361,073
Corporate Bonds	-	261,127,905	6,533,600	267,661,505
Special Purpose Acquisition Companies	30,785,410	8,553,077	3,857	39,342,344
Warrants	91,147	-	-	91,147
Money Market Fund	30,123,249	-	-	30,123,249
Total Assets	$61,082,606	$368,425,277	$13,275,307	$442,783,190

Other Financial Instruments(2):
Forward Currency Exchange Contracts	$-	$(188,078)	$-	$(188,078)
Total Other Financial Instruments	$-	$(188,078)	$-	$(188,078)

(1) See the Fund's Schedule of Investments for industry classifications.
(2) Other financial instruments are forward currency exchange contracts not included in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets in the Funds for which significant unobservable inputs were used to determine fair value:

CrossingBridge Low Duration High Yield Fund
	Convertible Bonds	Corporate Bonds	Special Purpose Acquisition Companies
Beginning Balance - October 1, 2022	$10,461,850	$-	$3,605
Purchases	-	6,533,600	-
Sales	-	-	-
Realized gains	-	-	-
Realized losses	-	-	-
Change in unrealized appreciation (depreciation)	-	-	252
Transfer in/(out) of Level 3	(3,724,000)	-	-
Ending Balance - December 31, 2022	$6,737,850	$6,533,600	$3,857

The following table represents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2022:

CrossingBridge Low Duration High Yield Fund
Description	Fair Value December 31, 2022	Valuation Methodologies	Unobservable Input	Range/Weighted Average Unobservable Input
Convertible Bonds*	$6,737,850	Company-specific information	Market discount	$93.00
Corporate Bonds**	6,533,600	Company-specific information	Market assessment	$88.44
Special Purpose Acquisition Companies***	3,857	Company-specific information	Market assessment	$0- $1

* Table presents information for one security, which has been valued at $93.00 throughout the period.
** Table presents information for one security, which has been valued at $88.44 throughout the period.
*** Table presents information for four securities, which have been valued between $0.01 and $0.42 throughout the period.